Document And Entity Information	Jun. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2023
Entity Registrant Name	WORTHINGTON INDUSTRIES, INC.
Entity Central Index Key	0000108516
Entity Emerging Growth Company	false
Securities Act File Number	001-08399
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1189815
Entity Address, Address Line One	200 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	(614)
Local Phone Number	438-3210
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, Without Par Value
Trading Symbol	WOR
Security Exchange Name	NYSE